Revenue and Other Income - Schedule of analysis of revenue (Parenthetical) (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Gain loss due to change in fair value of investments in related parties	$ 545,199,207	$ 336,403,752	$ 0